Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 13, 2018
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001199046
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 13, 2018
Document Effective Date	dei_DocumentEffectiveDate	Nov. 13, 2018
Prospectus Date	rr_ProspectusDate	Aug. 30, 2017
Essex Environmental Opportunities Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	ust_ProspectusSupplementTextBlock

November 13, 2018

ESSEX ENVIRONMENTAL OPPORTUNITIES FUND (the "Fund")

Supplement to the Summary Prospectus and Prospectus dated August 30, 2017 as supplemented September 8, 2017 and January 4, 2018

The Adviser has contractually agreed to reduce the expense cap for the Fund so that total operating expenses (excluding certain expenses described in footnote 2 to the fee table shown below) do not exceed 0.99% of the Fund's average daily net assets.

The Fees and Expenses of the Fund and Expense Example sub-sections in the Summary Section are deleted and replaced as follows:

Fees and Expenses of the Fund This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.	Institutional Class	Investor Class

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	NONE	0.25%
Other Expenses[1]	1.13%	1.13%
Acquired Fund Fees and Expenses[1]	0.01%	0.01%
Total Annual Fund Operating Expenses	1.89%	2.14%
Fee Waiver and/or Expense Reimbursement[2]	(0.89)%	(0.89)%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Reimbursement)	1.00%	1.25%

1-	Other Expenses and Acquired Fund Fees and Expenses ("AFFE") are based on estimated amounts for the current fiscal year. AFFE are fees and expenses incurred by the Fund in connection with its investments in other investment companies.

2-	The Fund's adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund's business, do not exceed 0.99% through December 31, 2021. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the adviser is subject to recoupment by the adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses remain the same, and the expense reduction/reimbursement described above remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Institutional Class	$102	$318
Investor Class	$127	$397

You should read this supplement in conjunction with the Fund's summary prospectus and prospectus and retain it for future reference.